N-4	Nov. 28, 2023
Prospectus:
Document Type	497
Entity Registrant Name	Ameritas Life Insurance Corp. Separate Account LLVA
Entity Central Index Key	0001016274
Document Period End Date	Nov. 28, 2023
Amendment Flag	false
Prospectuses Available [Text Block]

Effective August 1, 2023, the Fee Waiver which was previously applicable for the American Century VP International Fund, Class I (the "Portfolio") was updated. Therefore, the net Current Expenses listed below are restated and reflect the decrease of the net Current Expenses for this Portfolio. The following information replaces the existing disclosure relating to Current Expenses in APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY in your Policy prospectus for the Portfolio:

Portfolio Companies [Table Text Block]

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses*	Average Annual Total Returns As of 12/31/2022
			1 year	5 year	10 year
Capital growth.	American Century VP International Fund, Class I,	1.09%*	-24.75%	2.32%	4.95%
	American Century Investment Management, Inc.

*	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2022, reflect temporary fee reductions under such an arrangement.
No changes to other footnotes.

American Century V P International Fund Class I [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Name [Text Block]	American Century VP International Fund, Class I,
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.09%	[1]
Average Annual Total Returns, 1 Year [Percent]	(24.75%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.95%

[1]	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2022, reflect temporary fee reductions under such an arrangement.